Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value
Amount Registered | shares	14,293,298
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 228,692,768.00
Amount of Registration Fee	$ 31,582.47
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Includes 215,927 shares of common stock issuable upon the automatic conversion of outstanding convertible notes upon the effectiveness of this registration statement. Includes 4,037,181 shares of common stock issuable upon the exercise of outstanding warrants.